UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside
         2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     January 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $195,663 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     6512    99418 SH       SOLE                    99418        0        0
ANADARKO PETE CORP             COM              032511107     3515    47306 SH       SOLE                    47306        0        0
APPLE INC                      COM              037833100     5151     9680 SH       SOLE                     9680        0        0
BAIDU INC                      SPON ADR REP A   056752108      260     2595 SH       SOLE                     2595        0        0
BANK NEW YORK MELLON CORP      COM              064058100     5167   201060 SH       SOLE                   201060        0        0
BARD C R INC                   COM              067383109     3804    38922 SH       SOLE                    38922        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      413     4600 SH       SOLE                     4600        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      303     9980 SH       SOLE                     9980        0        0
CBS CORP NEW                   CL B             124857202     5555   145990 SH       SOLE                   145990        0        0
CHEESECAKE FACTORY INC         COM              163072101     3301   100919 SH       SOLE                   100919        0        0
CHEVRON CORP NEW               COM              166764100     6033    55792 SH       SOLE                    55792        0        0
CISCO SYS INC                  COM              17275r102     5417   275698 SH       SOLE                   275698        0        0
CVS CAREMARK CORPORATION       COM              126650100     7961   164651 SH       SOLE                   164651        0        0
E M C CORP MASS                COM              268648102     3189   126053 SH       SOLE                   126053        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104      136    15750 SH       SOLE                    15750        0        0
EMERSON ELEC CO                COM              291011104     5430   102539 SH       SOLE                   102539        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      472     9421 SH       SOLE                     9421        0        0
EXXON MOBIL CORP               COM              30231G102     5675    65566 SH       SOLE                    65566        0        0
GENERAL ELECTRIC CO            COM              369604103     7703   366975 SH       SOLE                   366975        0        0
HALLIBURTON CO                 COM              406216101     3655   105365 SH       SOLE                   105365        0        0
HOME DEPOT INC                 COM              437076102    10049   162470 SH       SOLE                   162470        0        0
INTEL CORP                     COM              458140100     5881   285232 SH       SOLE                   285232        0        0
ISHARES TR                     HIGH YLD CORP    464288513      208     2230 SH       SOLE                     2230        0        0
JPMORGAN CHASE & CO            COM              46625H100     6921   157396 SH       SOLE                   157396        0        0
MACYS INC                      COM              55616p104     5767   147804 SH       SOLE                   147804        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      336     6588 SH       SOLE                     6588        0        0
MERRIMACK PHARMACEUTICALS IN   COM              590328100      613   100583 SH       SOLE                   100583        0        0
MICROSOFT CORP                 COM              594918104     4250   159123 SH       SOLE                   159123        0        0
MONSANTO CO NEW                COM              61166W101     6095    64393 SH       SOLE                    64393        0        0
NEWS CORP                      CL A             65248e104      310    12169 SH       SOLE                    12169        0        0
NORFOLK SOUTHERN CORP          COM              655844108     6601   106746 SH       SOLE                   106746        0        0
NOVADAQ TECHNOLOGIES INC       COM              66987g102     1210   136275 SH       SOLE                   136275        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268n103      266     4930 SH       SOLE                     4930        0        0
ORACLE CORP                    COM              68389X105     6409   192345 SH       SOLE                   192345        0        0
PHILIP MORRIS INTL INC         COM              718172109      267     3192 SH       SOLE                     3192        0        0
PROCTER & GAMBLE CO            COM              742718109     6030    88826 SH       SOLE                    88826        0        0
QUALCOMM INC                   COM              747525103     7577   122487 SH       SOLE                   122487        0        0
RAYTHEON CO                    COM NEW          755111507     5103    88650 SH       SOLE                    88650        0        0
SCHLUMBERGER LTD               COM              806857108     3626    52318 SH       SOLE                    52318        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     5997   417603 SH       SOLE                   417603        0        0
SEADRILL LIMITED               SHS              g7945e105      393    10689 SH       SOLE                    10689        0        0
ST JUDE MED INC                COM              790849103     1873    51834 SH       SOLE                    51834        0        0
STATE STR CORP                 COM              857477103     6219   132296 SH       SOLE                   132296        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     4747    57878 SH       SOLE                    57878        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8309   153181 SH       SOLE                   153181        0        0
US BANCORP DEL                 COM NEW          902973304     3912   122492 SH       SOLE                   122492        0        0
WAL-MART STORES INC            COM              931142103     6680    97907 SH       SOLE                    97907        0        0
WELLS FARGO & CO NEW           COM              949746101      359    10509 SH       SOLE                    10509        0        0